Pension Plan (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
Components of net periodic pension benefit cost:
Interest cost	$ 2,559	$ 3,401	$ 3,879
Expected return on plan assets	(2,402)	(3,178)	(3,728)
Amortization of net loss	448	274	193
Net periodic cost	$ 605	$ 497	$ 344